NOTES PAYABLE, NET (Details Narrative) - USD ($)			1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2017	May 31, 2020	Aug. 09, 2018	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Common stock issues value						$ 2,928,312	$ 8,951,929
Senior unsecured note					$ 2,000,000
Notes payable description					The Company and the Theodore Stern Revocable Trust, the ("Stern Trust") entered an Amended and Restated Promissory Note (the "Restated Stern Note") providing that the $2,000,000 Note will be due and payable on the same terms (bearing interest at 15% per annum) and on the same maturity date as the 2020 Notes and that the interest due under the Note as of January 31, 2020 in the amount of $662,000 will remain due and payable on the same terms as exist in the Note prior to modification provided that the maturity of such interest shall be extended to the same maturity date as the 2020 Notes detailed in Note 7. The Company accounted for the Restated Stern Note as an extinguishment of the Note and recorded a charge of $985,000 included in Other expenses in accompanying condensed consolidated statements of operations.
Loan amount						2,012,866
Senior Unsecured Note [Member]
Short-term Debt [Line Items]
Debt term		2 years
Interest rate			1.00%
Debt discount		$ 830,018
Debt issuance costs consisting value		$ 306,000
Debt issuance costs consisting shares		1,020,000
Common stock issued to the noteholder	$ 1,500,000
Face amount		$ 3,000,000		$ 3,000,000
Cash fee		120,000
Common stock issues value		$ 1,147,500		$ 1,000,000		$ 420,000
Common stock issues shares		4,500,000
Loan amount			$ 485,760
Maturity date			May 05, 2022
Vehicle [Member]
Short-term Debt [Line Items]
Debt term					36 months	36 months
Interest rate					10.80%	10.80%
Monthly payments					$ 539	$ 539